Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
October 31, 2023
LDT-NPRT3-1223
1.950977.110
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,030,065	31,263,001
Verizon Communications, Inc.	3,094,861	108,722,467
		139,985,468
Entertainment - 1.0%
The Walt Disney Co. (a)	776,754	63,375,359
Warner Bros Discovery, Inc. (a)	2,314,805	23,009,162
		86,384,521
Media - 1.7%
Comcast Corp. Class A	2,873,542	118,648,549
Omnicom Group, Inc.	385,984	28,914,061
WPP PLC	1,129,900	9,729,830
		157,292,440
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	538,045	77,403,154
TOTAL COMMUNICATION SERVICES		461,065,583
CONSUMER DISCRETIONARY - 4.5%
Automobiles - 0.6%
General Motors Co.	1,749,600	49,338,720
Hotels, Restaurants & Leisure - 1.6%
Hilton Worldwide Holdings, Inc.	503,700	76,325,661
McDonald's Corp.	278,100	72,909,477
		149,235,138
Household Durables - 0.4%
Tempur Sealy International, Inc.	947,100	37,817,703
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	499,800	53,453,610
Lowe's Companies, Inc.	416,500	79,372,405
Williams-Sonoma, Inc. (b)	268,100	40,279,344
		173,105,359
TOTAL CONSUMER DISCRETIONARY		409,496,920
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	88,700	20,769,105
Diageo PLC	445,971	16,864,850
Keurig Dr. Pepper, Inc.	1,259,800	38,209,734
The Coca-Cola Co.	1,398,900	79,023,861
		154,867,550
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	55,200	3,760,224
Dollar Tree, Inc. (a)	385,900	42,869,631
Performance Food Group Co. (a)	224,100	12,944,016
Walmart, Inc.	601,571	98,302,717
		157,876,588
Food Products - 1.2%
Archer Daniels Midland Co.	273,800	19,595,866
Bunge Ltd.	67,600	7,164,248
Conagra Brands, Inc.	27,200	744,192
Darling Ingredients, Inc. (a)	152,900	6,771,941
Freshpet, Inc. (a)	30,000	1,722,000
Lamb Weston Holdings, Inc.	33,600	3,017,280
McCormick & Co., Inc. (non-vtg.)	17,214	1,099,975
Mondelez International, Inc.	797,552	52,805,918
The J.M. Smucker Co.	73,000	8,310,320
Tyson Foods, Inc. Class A	115,200	5,339,520
		106,571,260
Household Products - 2.1%
Colgate-Palmolive Co.	400,800	30,108,096
Energizer Holdings, Inc.	132,600	4,187,508
Procter & Gamble Co.	989,772	148,495,493
Reynolds Consumer Products, Inc.	313,702	7,977,442
		190,768,539
Personal Care Products - 0.3%
Estee Lauder Companies, Inc. Class A	84,100	10,837,967
Kenvue, Inc.	1,201,200	22,342,320
		33,180,287
Tobacco - 1.2%
Altria Group, Inc.	966,100	38,808,237
Philip Morris International, Inc.	758,000	67,583,280
		106,391,517
TOTAL CONSUMER STAPLES		749,655,741
ENERGY - 8.8%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	1,641,600	91,371,456
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	1,519,400	96,483,407
Exxon Mobil Corp.	3,153,000	333,745,050
Marathon Petroleum Corp.	506,000	76,532,500
MEG Energy Corp. (a)	4,000,300	79,039,639
Shell PLC ADR	1,085,600	70,715,984
Targa Resources Corp.	643,500	53,803,035
		710,319,615
TOTAL ENERGY		801,691,071
FINANCIALS - 20.6%
Banks - 8.2%
Bank of America Corp.	3,901,676	102,770,146
BNP Paribas SA	220,631	12,687,171
Citigroup, Inc.	901,890	35,615,636
JPMorgan Chase & Co.	2,739,311	380,928,587
KeyCorp	4,900,786	50,086,033
Wells Fargo & Co.	4,212,126	167,516,251
		749,603,824
Capital Markets - 3.7%
Bank of New York Mellon Corp.	2,229,191	94,740,618
BlackRock, Inc. Class A	128,934	78,943,710
Cboe Global Markets, Inc.	423,353	69,383,323
CME Group, Inc.	11,300	2,412,098
Moody's Corp.	92,200	28,397,600
Morgan Stanley	908,300	64,325,806
		338,203,155
Consumer Finance - 0.5%
Capital One Financial Corp.	443,130	44,884,638
Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	267,181	91,196,891
Fiserv, Inc. (a)	601,389	68,407,999
FleetCor Technologies, Inc. (a)	68,942	15,523,670
Global Payments, Inc.	760,600	80,790,932
		255,919,492
Insurance - 5.4%
Arthur J. Gallagher & Co.	535,103	126,011,405
Chubb Ltd.	382,370	82,064,249
Globe Life, Inc.	348,352	40,534,239
Hartford Financial Services Group, Inc.	1,674,006	122,955,741
Progressive Corp.	362,748	57,346,831
The Travelers Companies, Inc.	353,100	59,123,064
		488,035,529
TOTAL FINANCIALS		1,876,646,638
HEALTH CARE - 14.8%
Biotechnology - 1.0%
Amgen, Inc.	28,100	7,185,170
Biogen, Inc. (a)	56,600	13,444,764
Gilead Sciences, Inc.	289,400	22,729,476
Moderna, Inc. (a)	85,600	6,502,176
Regeneron Pharmaceuticals, Inc. (a)	46,500	36,264,885
		86,126,471
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	793,700	75,044,335
Becton, Dickinson & Co.	183,200	46,309,296
Boston Scientific Corp. (a)	1,335,100	68,343,769
Stryker Corp.	162,700	43,964,794
		233,662,194
Health Care Providers & Services - 4.8%
Cencora, Inc.	391,200	72,430,680
Centene Corp. (a)	268,200	18,500,436
Cigna Group	320,500	99,098,600
CVS Health Corp.	924,300	63,785,943
HCA Holdings, Inc.	90,500	20,465,670
Humana, Inc.	37,900	19,847,851
Molina Healthcare, Inc. (a)	172,300	57,367,285
UnitedHealth Group, Inc.	165,800	88,795,848
		440,292,313
Life Sciences Tools & Services - 1.5%
Danaher Corp.	346,500	66,534,930
Thermo Fisher Scientific, Inc.	161,300	71,741,401
		138,276,331
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	893,600	46,047,208
Johnson & Johnson	1,354,906	200,986,756
Merck & Co., Inc.	1,282,800	131,743,560
Pfizer, Inc.	2,259,800	69,059,488
		447,837,012
TOTAL HEALTH CARE		1,346,194,321
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.9%
Northrop Grumman Corp.	182,456	86,015,232
RTX Corp. (b)	420,592	34,231,983
The Boeing Co. (a)	746,815	139,519,978
		259,767,193
Air Freight & Logistics - 1.3%
FedEx Corp.	509,911	122,429,631
Construction & Engineering - 0.9%
Fluor Corp. (a)	2,516,400	83,770,956
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC	1,294,170	41,258,140
Ground Transportation - 2.8%
Knight-Swift Transportation Holdings, Inc. Class A	1,546,600	75,613,274
U-Haul Holding Co. (non-vtg.)	1,245,300	58,790,613
XPO, Inc. (a)	1,564,100	118,574,421
		252,978,308
Industrial Conglomerates - 1.7%
3M Co.	236,516	21,511,130
General Electric Co.	1,252,512	136,060,379
		157,571,509
Machinery - 1.6%
Allison Transmission Holdings, Inc.	1,544,800	77,888,816
Timken Co.	950,100	65,670,912
		143,559,728
Professional Services - 1.2%
Concentrix Corp.	732,226	55,802,943
Manpower, Inc.	762,400	53,345,128
		109,148,071
TOTAL INDUSTRIALS		1,170,483,536
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	3,178,345	165,687,125
Electronic Equipment, Instruments & Components - 2.1%
Jabil, Inc.	187,002	22,963,846
TD SYNNEX Corp.	460,280	42,198,470
Teledyne Technologies, Inc. (a)	223,037	83,547,430
Vontier Corp.	1,485,244	43,903,813
		192,613,559
IT Services - 2.6%
Amdocs Ltd.	864,112	69,267,218
Capgemini SA	469,468	82,968,512
GoDaddy, Inc. (a)(b)	491,702	36,007,337
IBM Corp.	321,810	46,546,598
		234,789,665
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	1,364,951	97,307,357
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	735,758	63,503,273
		160,810,630
Software - 0.6%
Gen Digital, Inc.	3,146,997	52,428,970
TOTAL INFORMATION TECHNOLOGY		806,329,949
MATERIALS - 4.1%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	1,346,700	35,323,941
Celanese Corp. Class A	402,000	46,033,020
Olin Corp.	1,016,151	43,409,971
The Chemours Co. LLC	1,610,000	38,817,100
Westlake Corp.	468,400	54,034,624
		217,618,656
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	1,843,465	28,481,534
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	1,734,400	58,588,032
Glencore PLC	7,659,700	40,572,136
		99,160,168
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	572,800	29,373,184
TOTAL MATERIALS		374,633,542
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	131,800	23,485,442
Digital Realty Trust, Inc.	302,800	37,656,208
Equinix, Inc.	47,250	34,475,490
Equity Lifestyle Properties, Inc.	916,700	60,318,860
Essex Property Trust, Inc.	236,400	50,570,688
Invitation Homes, Inc.	2,006,700	59,578,923
Mid-America Apartment Communities, Inc.	288,300	34,062,645
Prologis (REIT), Inc.	533,863	53,786,697
Welltower, Inc.	841,500	70,357,815
		424,292,768
UTILITIES - 5.2%
Electric Utilities - 3.7%
Constellation Energy Corp.	650,833	73,492,062
Edison International	559,701	35,294,745
FirstEnergy Corp.	793,900	28,262,840
NextEra Energy, Inc.	1,087,600	63,407,080
PG&E Corp. (a)	3,969,848	64,708,522
Southern Co.	1,007,000	67,771,100
		332,936,349
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	2,694,800	40,152,520
Vistra Corp.	1,153,333	37,737,056
		77,889,576
Multi-Utilities - 0.6%
Sempra	818,600	57,326,558
TOTAL UTILITIES		468,152,483
TOTAL COMMON STOCKS (Cost $7,753,002,845)		8,888,642,552

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	144,611,400	144,640,322
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	93,732,752	93,742,125
TOTAL MONEY MARKET FUNDS (Cost $238,381,587)		238,382,447

Equity Funds - 0.6%
	Shares	Value ($)
Domestic Equity Funds - 0.6%
iShares Russell 1000 Value Index ETF (b) (Cost $52,252,557)	354,400	51,891,248

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $8,043,636,989)	9,178,916,247
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(89,223,593)
NET ASSETS - 100.0%	9,089,692,654

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	200,523,919	3,371,979,740	3,427,863,337	6,376,143	-	-	144,640,322	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	117,148,435	1,075,524,408	1,098,930,718	525,214	-	-	93,742,125	0.4%
Total	317,672,354	4,447,504,148	4,526,794,055	6,901,357	-	-	238,382,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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